Operating Expenses	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Operating Expenses
Note 5: Operating Expenses
The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries, commissions and allowances	601	565	1,171	1,152
Share-based payments	23	18	42	43
Post-employment benefits	31	28	62	57
Total staff costs	655	611	1,275	1,252
Goods and services (1)	353	295	726	637
Content	69	64	140	133
Telecommunications	10	9	19	19
Facilities	9	10	19	18
Fair value adjustments (2)	(6)	1	(8)	5
Total operating expenses	1,090	990	2,171	2,064

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2)	Fair value adjustments primarily represent gains or losses on intercompany balances that arise in the ordinary course of business due to changes in foreign currency exchange rates.